EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

3. EARNINGS PER SHARE

        Diluted earnings per share, which reflects the potential dilution that could occur if outstanding stock options were exercised and stock awards were fully vested and resulted in the issuance of common stock that then shared in our earnings, is computed by dividing net income by the weighted average number of common shares outstanding and common stock equivalents, after giving effect for dilutive shares issued.

        The following shows the computation of basic and diluted earnings per share for the three and six months ended June 30, 2014 and 2013 (dollars in thousands, except per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
(Numerator):
Net income	$806	$1,260	$1,466	$2,073
Preferred stock dividends and accretion of discount	—	63	—	200

Net income available to common shareholders	$806	$1,197	$1,466	$1,873

(Denominator):
Weighted average shares outstanding—basic	5,527,690	5,556,133	5,529,290	5,557,842
Effect of dilutive stock options and vesting of restricted stock units	27,973	—	93,902	—
Weighted average shares outstanding—diluted	5,555,663	5,556,133	5,623,192	5,557,842
Income per common share:
Basic	$.15	$.22	$.27	$.34
Diluted	$.15	$.22	$.26	$.34